Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (22.8%)
Alphabet, Inc. - Class A	368,300	56,954
Alphabet, Inc. - Class C	104,279	16,291
Meta Platforms, Inc. - Class A	180,394	103,972
Netflix, Inc. *	94,047	87,702
The Walt Disney Co.	350,671	34,611

Total		299,530

Consumer Discretionary (17.5%)
Alibaba Group Holding, Ltd., ADR	95,872	12,677
Amazon.com, Inc. *	425,170	80,893
NIKE, Inc. - Class B	163,640	10,388
Starbucks Corp.	232,714	22,827
Tesla, Inc. *	317,684	82,331
Yum China Holdings, Inc.	111,726	5,816
Yum! Brands, Inc.	95,489	15,026

Total		229,958

Consumer Staples (2.8%)
Monster Beverage Corp. *	627,791	36,738

Total		36,738

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials (10.0%)
Block, Inc. - Class A *	175,415	9,530
FactSet Research Systems, Inc.	36,355	16,529
PayPal Holdings, Inc. *	159,082	10,380
SEI Investments Co.	207,090	16,077
Visa, Inc. - Class A	225,781	79,127

Total		131,643

Health Care (12.8%)
Illumina, Inc. *	103,254	8,192
Intuitive Surgical, Inc. *	42,126	20,864
Novartis AG, ADR	137,989	15,383
Novo Nordisk A/S, ADR	312,641	21,710
Regeneron Pharmaceuticals, Inc.	40,257	25,532
Roche Holding AG, ADR	313,894	12,917
Thermo Fisher Scientific, Inc.	35,064	17,448
Vertex Pharmaceuticals, Inc. *	94,038	45,591

Total		167,637

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials (6.8%)
The Boeing Co. *	351,071	59,875
Deere & Co.	26,401	12,392
Expeditors International of Washington, Inc.	137,971	16,591

Total		88,858

Information Technology (26.1%)
Autodesk, Inc. *	139,153	36,430
Microsoft Corp.	144,992	54,429
NVIDIA Corp.	887,060	96,140
Oracle Corp.	406,549	56,840
QUALCOMM, Inc.	121,001	18,587
Salesforce, Inc.	139,698	37,489
Shopify, Inc. - Class A *	337,899	32,230
Workday, Inc. - Class A *	48,480	11,321

Total		343,466

Total Common Stocks (Cost: $678,010)		1,297,830

Total Investments (98.8%) (Cost: $678,010)@		1,297,830

Other Assets, Less Liabilities (1.2%)		15,130

Net Assets (100.0%)		1,312,960

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $678,010 and the net unrealized appreciation of investments based on that cost was $619,820 which is comprised of $664,518 aggregate gross unrealized appreciation and $44,698 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,297,830	$—	$—

Total Assets:	$1,297,830	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand